Loans, Related Party Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related party loans [Roll Forward]
Balance, beginning of year	$ 22,049	$ 24,023
Advances	1,970	248
Less: repayments	(388)	(2,222)
Less: adjustments	(7,027)	0
Balance, end of year	$ 16,606	$ 22,049